Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Net Loss Per Share
Schedule of computation of basic and diluted net loss per share

The following table sets unaudited forth the computation of basic and diluted net loss per share for the six months ended June 30, 2021 and 2022:

	For the six months ended June 30,
	2021	2022
Numerator :
Net loss attributable to TuanChe Limited’s shareholders	(22,596)	(56,166)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	305,884,935	309,041,616
Basic and diluted net loss per share attributable to TuanChe Limited’s shareholders	(0.07)	(0.18)